RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - HDSI [Member] - CAD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2025
Statement [Line Items]
Services received based on management services agreement	$ 46,410	$ 13,855	$ 71,289	$ 33,441
Office lease	9,424	8,709	18,123	16,720
Reimbursement of third party expenses	4,218	153	5,898	1,935
Total	$ 60,052	$ 22,717	$ 95,310	$ 52,096